Provision for judicial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]

					06/30/2024
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	468,839	349,058	139,435	2,155,545	3,112,877
Payments	(9,347)	(40,768)	(5,871)		(55,986)
Reversal		(35,232)		(6,013)	(41,245)
Additions	417	72,363	16,132		88,912
Monetary adjustment	12,805	10,672	682		24,159
Provision balance	472,714	356,093	150,378	2,149,532	3,128,717
Judicial deposits	(158,622)	(88,748)	(18,519)		(265,889)
Provision balance at the end of the period	314,092	267,345	131,859	2,149,532	2,862,828
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,011,093 and civil lawsuits in the amount of R$138,439, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

					12/31/2023
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	419,915	255,805	118,729	2,645,705	3,440,154
Payments	(1,717)	(37,172)	(3,014)		(41,903)
Reversal	(18,035)	(101,375)	(11,337)	(490,160)	(620,907)
Additions	37,656	211,690	21,335		270,681
Monetary adjustment	31,020	20,110	13,722		64,852
Provision balance	468,839	349,058	139,435	2,155,545	3,112,877
Judicial deposits	(154,469)	(82,305)	(15,694)		(252,468)
Provision balance at the end of the year	314,370	266,753	123,741	2,155,545	2,860,409
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

Disclosure of Provisions for Possible Losses Explanatory

	06/30/2024	12/31/2023
Taxes and social security (1)	9,964,395	9,775,068
Labor	169,165	194,883
Civil and environmental (1)	4,678,665	4,462,964
	14,812,225	14,432,915
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,129,857 (R$2,135,869 as of December 31, 2023), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 20.1 above.